Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related party transactions
Related party transactions

27.Related party transactions

As at June 30, 2023 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.2%, and Dmitrii Bukhman and Igor Bukhman, each owning 18.9% of the Company’s issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Directors’ remuneration	405	560
—short-term employee benefits	405	425
—share-based payments	—	135
Other members of key management’s remuneration	841	1,802
—short-term employee benefits	645	874
—share-based payments	196	928
Total	1,246	2,362

(ii)Other operating income

Other operating income is presented below:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Income from technical support services from Lightmap Ltd to Castcrown Ltd	—	119
	—	119

(iii)Interest income

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Castcrown Ltd	198	62
MX Capital Ltd	795	271
	993	333

(iv)Trade and other receivables

	June 30,	December 31,
	2023	2022
Receivable from Castcrown Ltd to Lightmap Ltd	—	123
Receivable from Castcrown Ltd to Nexters Studio Armenia LLC	—	134
	—	257

(v)Loan receivable

	June 30, 2023	December 31, 2022
Loan to Castcrown Ltd - net	—	—
Loan to MX Capital Ltd - net	—	3,317
	—	3,317

The amount of ECL in respect of loans receivable from related parties is 32,786 as at June 30, 2023 and is 28,475 as at December 31, 2022.

In 2022 the Company acquired from Everix Investments Ltd jointly controlled by Dmitrii Bukhman and Igor Bukhman the 48.8% of the issued share capital of MX Capital Ltd – refer to Note 16 for further details.

27.   Related party transactions

As at December 31, 2022 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, and Dmitrii Bukhman and Igor Bukhman, each owning 18.9% of the Company’s issued shares.

The transactions and balances with related parties are as follows:

(i)Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	2022	2021	2020
Directors' remuneration	1,153	902	338
—short-term employee benefits	944	870	338
—share-based payments	209	32	—
Other members of key management’s remuneration	2,080	2,834	219
—short-term employee benefits	817	1,395	219
—share-based payments	1,263	1,439	—
Total	3,233	3,736	557

(ii)Other operating income

Other operating income is presented below:

	2022	2021	2020
Income from technical support services from Lightmap Ltd to Castcrown Ltd	314	—	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	519	—	—
	833	—	—

(iii)Interest income

	2022	2021	2020
Castcrown Ltd	325	—	—
MX Capital Ltd	1,079	—	—
	1,404	—	—

(iv)Trade and other receivables

	December 31,	December 31,
	2022	2021
Receivable from Castcrown Ltd to Lightmap Ltd	123	—
Receivable from Castcrown Ltd to Nexters Armenia LLC	134	—
	257	—

(v)   Loan receivable

	December 31,	December 31,
	2022	2021
Loan to Castcrown Ltd - net (Note 17)	—	—
Loan to MX Capital Ltd - net (Note 17)	3,317	—
	3,317	—

The amount of ECL in respect of loans receivable from related parties is 28,475 as at December 31, 2022 and is 0 as at December 31, 2021.

In 2022 the Company acquired from Everix Investments Ltd jointly controlled by Dmitrii Bukhman and Igor Bukhman the 48.8% of the issued share capital of MX Capital Ltd – refer to Note 16 for further details.